Operating lease and other commitments (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Operating lease and other commitments
Begininng balance	$ 0	$ 158,384
Renewed office lease	0
Accumulated amortization	0	(158,384)
Ending balance	$ 0	$ 0